Acquisition of Intermeccanica (Tables)	12 Months Ended
Dec. 31, 2017
Acquisition of Intermeccanica [Abstract]
Schedule of consideration paid for Intermeccanica

Fair value of purchase consideration at October 18, 2017
Cash	$1,000,000
Promissory note	1,500,000
Total consideration	$2,500,000

Fair value amounts of identifiable assets acquired and liabilities assumed
Cash	$59,449
Receivables	65,565
Prepaid expenses	12,848
Inventory	188,811
Plant and equipment	24,282
Intangible assets:
Customer relationships	87,000
Contracted backlog	23,000
Non-compete covenants	25,000
Trade name	423,000
Trades payable and accrued liabilities	(91,025)
Customer deposits	(167,236)
Shareholder loans	(43,538)
Deferred income tax	(149,794)
Total net identifiable assets	457,362
Goodwill and other intangible assets	2,042,638
Total	$2,500,000

Schedule of goodwill and other intangible assets

	Identifiable intangibles on acquisition	Goodwill on acquisition	Domain name	Total
December 31, 2015 and 2016	$-	$-	$2,170	$2,170
Acquired in year	558,000	2,042,638	-	2,600,638
Impairment	-	(1,342,794)	-	(1,342,794)
December 31, 2017	$558,000	$699,844	$2,170	$1,260,014

Schedule of pro-forma financial information
Pro-forma information	2017
Revenue	$947,600
Gross Profit	347,375
Net and comprehensive loss	(8,848,308)